Consolidated Statements Of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		191 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Income Statement [Abstract]
Revenue	$ 117,800		$ 117,800
Cost of sales	112,670		112,670
Gross profit	5,130		5,130
Operating expenses
Selling, general and administrative expenses					221,786	173,426	689,106
Exploration & field expense							43,518
Amortization of intangible assets	757		832
Write-down of amounts receivable							4,985
Write-down of furniture, fixtures and office equipment					(191)		(5,356)
Write-down of intangible asset			9,970,020		78,000		2,671,199
Write-off of accounts payable						90,000	90,000
Depreciation of property and equipment	329		329				4,923
General and administrative (Note 9)	439,290	67,057	470,628	87,523
Royalty expense		36,000		36,000	18,000	36,000	126,000
Total operating expenses	440,376	103,057	10,441,809	123,523	317,977	119,426	3,455,087
Loss before other income (expense)	(435,246)	(103,057)	(10,436,679)	(123,523)	(317,977)	(119,426)	(3,455,087)
Other income (expense)
Accretion of discount on convertible debt	(196,602)		(196,602)
Interest expense	14,478	18,014	29,138	36,068	69,452	70,315	264,259
Loss on settlement of accounts payable	42,550		42,550		(77,000)		(77,000)
Total other income (expense)	(168,530)	(18,014)	(183,190)	(36,068)	(146,452)	(70,315)	(341,259)
Net loss before discontinued operations	(603,776)	(121,071)	(10,619,869)	(159,591)	(464,429)	(189,741)	(3,796,346)
Discontinued operations							(7,038,112)
Net loss for the period	(603,776)	(121,071)	(10,619,869)	(159,591)	(464,429)	(189,741)	(10,834,458)
Net loss per share, basic and diluted	$ (0.01)	$ (0.13)	$ (0.44)	$ (0.17)	$ (0.46)	$ (0.20)
Weighted average number of shares outstanding	43,066,576	951,937	24,028,385	951,937	1,004,540	957,142
Comprehensive loss
Net Loss for the period	(603,776)	(121,071)	(10,619,869)	(159,591)	(464,429)	(189,741)	(10,834,458)
Foreign exchange translation						248	(5,776)
Total comprehensive loss for the period	$ (603,776)	$ (121,071)	$ (10,619,869)	$ (159,591)	$ (464,429)	$ (189,493)	$ (10,840,234)